Annual Total Returns - Delaware Tax-Free Minnesota Fund - Class A	Aug. 31, 2020
Bar Chart Table:
2010	1.32%
2011	10.62%
2012	6.92%
2013	(2.94%)
2014	9.10%
2015	3.16%
2016	0.19%
2017	4.53%
2018	0.40%
2019	6.66%